Total
William Blair Small Cap Value Fund
SUMMARY WILLIAM BLAIR SMALL CAP VALUE FUND
INVESTMENT OBJECTIVE:
The William Blair Small Cap Value Fund seeks long-term capital appreciation.
FEES AND EXPENSES:
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - William Blair Small Cap Value Fund	Class N	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - William Blair Small Cap Value Fund		Class N	Class I	Class R6
Management Fee		0.75%	0.75%	0.75%
Distribution (Rule 12b-1) Fee		0.25%	none	none
Other Expenses		0.46%	0.48%	0.30%
Total Annual Fund Operating Expenses		1.46%	1.23%	1.05%
Fee Waiver and/or Expense Reimbursement	[1]	0.31%	0.34%	0.20%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.15%	0.89%	0.85%
[1]	The Adviser has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s operating expenses (excluding interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on short sales, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to 1.15%, 0.89% and 0.85% of average daily net assets for Class N, Class I and Class R6 shares, respectively, until April 30, 2023. The Adviser may not terminate this arrangement prior to April 30, 2023 without the approval of the Fund’s Board of Trustees.
[2]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement does not equal the net expense ratio to average daily net assets in the Financial Highlights section of this prospectus as a result of a change in the management fee and contractual expense limits.

Example:
This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - William Blair Small Cap Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class N	117	399	735	1,687
Class I	91	321	607	1,423
Class R6	87	293	539	1,243

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES:
Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any
borrowings for investment purposes) in equity securities of small capitalized (“small cap”) companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), of small cap domestic companies that the Adviser believes offer a long-term investment value. For purposes of the Fund, the Adviser considers a company to be a small cap company if it has a market capitalization no larger than the largest capitalized company included in the Russell 2000
®
Index at the time of the Fund’s investment. Securities of companies whose market capitalizations no longer meet this definition after purchase may continue to be held in the Fund. To a limited extent, the Fund may also purchase stocks
of companies with business characteristics and value prospects similar to small cap companies, but that may have market capitalizations above the market capitalization of the largest member of the Russell 2000
®
Index.

The Russell 2000
®
Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 2,000 smallest companies in the Russell 3000
®
Index. The companies in the Russell 2000
®
Index are considered representative of small cap companies. The size of companies in the Russell 2000
®
Index may change with market conditions. In addition, changes to the composition of the Russell 2000
®
Index can change the market capitalization range of the companies included in the index. As of April 22, 2021, the Russell 2000
®
Index included securities issued by companies that ranged in size between $43.4 million and $19.6 billion. The Russell 2000
®
Value Index, the Fund’s benchmark, measures the performance of those Russell 2000 companies with lower price-to-book
ratios and lower forecasted growth values.

In choosing investments, the Adviser performs fundamental company analysis and focuses on stock selection. The Adviser evaluates the extent to which a company meets the following criteria set forth below. All of the criteria are evaluated relative to the valuation of the security. The weight given to a particular investment criterion will depend upon the circumstances, and Fund holdings may not meet all of the following criteria: (a) the company’s current market value should reflect a material discount from the Adviser’s estimate of the company’s value, (b) the company should have some distinctive attribute that cannot easily be duplicated by present or potential competitors (this may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position relative to its competition), (c) the company should have a reasonable expectation of improving its level of profitability, free cash flow, and return on invested capital over a three-year investment horizon, (d) the company should have a capable and skilled management team with a reasonable probability of successfully executing a clearly articulated and logical business strategy focused on creating shareholder value, (e) the company should have a relatively simple, clean financial structure and adhere to conservative and straightforward accounting practices, and (f) there should be the likelihood that management will be able to successfully execute a corporate transformation with a focus on improving cash flow and returns within a three-year investment horizon.

PRINCIPAL RISKS:
The Fund’s returns will vary, and you could lose money by investing in the Fund. The following is a summary of the principal risks associated with an investment in the Fund.

Equity Funds General.
    Because the Fund invests substantially all of its assets in equity securities of U.S. small cap value companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of an individual company or in response to general market, business and economic conditions. If this occurs, the Fund’s share price may also decrease. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Adviser may fail to produce its intended result.
Market Risk.
    The value of the Fund’s investments may go up or down, sometimes rapidly or unpredictably. The value of an investment may decline due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of an investment may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. The value of an investment may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Geopolitical and other events may also disrupt securities markets and adversely affect global economies and markets and thereby decrease the value of the Fund’s investments.
Small and Micro Cap Company Risk.
    Stocks of small and micro cap companies involve greater risk than those of larger, more established companies. This is because small and micro cap companies may be in earlier stages of development, may be dependent on a small number of products or services, may lack substantial capital reserves and/or do not have proven track records. Small and micro cap companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell a security on short notice at a reasonable price. The securities of small and micro cap companies may be more volatile and less liquid than securities of large capitalized companies. For purposes of the Fund, micro cap companies are companies with market capitalizations of $500 million or less at the time of the Fund’s investment.

Share Ownership Concentration Risk.
    To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders
(e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

Style Risk.
    Different investment styles (e.g., growth vs. value, quality bias, market capitalization focus) tend to shift in and out of favor depending on market conditions and investor sentiment, and at times when the value investment style used by the Adviser for the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles.

Portfolio Turnover Rate Risk
.
    Higher portfolio turnover rates involve correspondingly higher transaction costs, which are borne directly by the Fund. In addition, the Fund may realize significant short-term and long term capital gains if portfolio turnover rate is high, which will result in taxable distributions to investors that may be greater than those made by other funds with lower portfolio turnover rates.

Focus Risk.
    To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market changes affecting companies in those industries, asset classes or sectors may impact the Fund’s performance.

Operational and Technology Risk.
    Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties
, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

The Fund is not intended to be a complete investment program. The Fund is designed for long-term investors.
The Fund involves a high level of risk and may not be appropriate for everyone.
    You
should
only consider it for the aggressive portion of your portfolio.

FUND PERFORMANCE HISTORY:
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the periods indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblairfunds.com or call
1-800-635-2886.

Annual Total Returns.
The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last ten calendar years for Class N shares.

Highest Quarterly Return 27.50% (4Q20) Lowest Quarterly Return (34.91)% (1Q20)
Average Annual Total Returns (For the periods ended December 31, 2020).
The table below shows returns on a
before-tax
and
after-tax
basis for Class N shares and on a
before-tax
basis for Class I and Class R6 shares.
After-tax
returns for Class I and Class R6 shares will vary.
After-tax
returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax
returns depend on an investor’s tax situation and may differ from those shown.
After-tax
returns are not relevant to investors who hold their Fund shares through tax-deferred
arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns - William Blair Small Cap Value Fund	1 Year	5 Years	10 Years	Since Share Class Inception	Inception Date
Class N Shares	(5.76%)	5.25%	6.34%
Class N Shares | Return After Taxes on Distributions	(10.45%)	2.90%	4.76%
Class N Shares | Return After Taxes on Distributions and Sale of Fund Shares	(0.57%)	4.02%	4.99%
Class I Shares	(5.57%)	5.50%	6.61%
Class I Shares | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	4.63%	9.65%	8.66%
Class R6 Shares	(5.55%)			(1.81%)	May 02, 2019
Class R6 Shares | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	4.63%			6.52%	May 02, 2019